Stock Options	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 7. Stock Options

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 3,216,665 remain available for grant and 883,334 were issued pursuant to the exercise of vested options as of August 31, 2016. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
Expected dividend yield	–	–
Expected stock price volatility	82%	137.5%
Risk-free interest rate	2.06%	1.90%
Expected term (in years)	7.67	7.67
Exercise price	$3.46	$1.40
Weighted-average grant date fair-value	$2.64	$1.33

A summary of the Company’s stock option activity for the years ended August 31, 2016 and 2015 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2014	1,325,837	2.68
Grants	15,000	1.40
Forfeitures	(73,335)	2.46
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at August 31, 2016	720,001	3.06	7.26 years	70,100
Exercisable at August 31, 2016	225,001	3.30	6.55 years	61,100
Available for grant at August 31, 2016	3,216,665

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2016. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $2.92 on August 31, 2016 and 605,000 outstanding options have an exercise price below $2.92 per share, as of August 31, 2016, there is intrinsic value to the Company’s outstanding, in-the-money stock options.

There were 556,667 options exercised during the year ended August 31, 2016 on a cashless basis resulting in the issuance of 282,106 shares of common stock. The aggregate intrinsic value of the options exercised during the year ended August 31, 2016 was $1,237,333.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2016 and 2015:

	Years Ended
	August 31,
	2016	2015
Stock Compensation Expense:
SG&A	$211,406	$420,488
R&D	97,357	16,286
Total	$308,763	$436,774

As of August 31, 2016, the Company had $145,716 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 2.25 years.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	6.31	$0.80	15,000	6.31	$0.80
1.40	15,000	8.30	1.40	15,000	8.30	1.40
2.50	10,000	4.60	2.50	10,000	4.60	2.50
2.90	565,000	7.41	2.90	115,000	7.405	2.90
3.46	65,000	9.35	3.46	20,000	9.35	3.46
4.98	16,667	1.52	4.98	16,667	1.52	4.98
5.94	33,334	4.32	5.94	33,334	4.32	5.94
Total	720,001	7.26	$3.06	225,001	6.55	$3.30